UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bernzott U.S. Small Cap Value Fund
(Ticker Symbol: BSCVX)

SEMI-ANNUAL REPORT
November 30, 2013

Bernzott U.S. Small Cap Value Fund
A series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	13
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bernzott U.S. Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.bcafunds.com

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.9%
	BASIC MATERIALS – 5.6%
11,300	Compass Minerals International, Inc.	$808,515
18,800	Owens-Illinois, Inc.*	620,400
		1,428,915

	CONSUMER, CYCLICAL – 19.6%
25,125	Cinemark Holdings, Inc.	828,874
5,475	Hasbro, Inc.	294,664
64,600	International Game Technology	1,129,854
26,400	Interval Leisure Group, Inc.	706,992
12,900	Mobile Mini, Inc.*	521,160
15,075	Outerwall, Inc.*	1,031,130
6,700	PetSmart, Inc.	496,537
		5,009,211

	CONSUMER, NON-CYCLICAL – 29.1%
11,700	Brink's Co.	392,301
6,000	Equifax, Inc.	403,980
25,900	FTI Consulting, Inc.*	1,163,169
10,400	Landauer, Inc.	551,200
31,300	Standard Parking Corp.*	764,972
14,280	Teleflex, Inc.	1,403,867
33,700	Total System Services, Inc.	1,046,385
3,100	Towers Watson & Co. - Class A	349,060
7,265	WD-40 Co.	546,764
24,600	Weight Watchers International, Inc.	797,286
		7,418,984

	ENERGY – 4.2%
19,190	Dresser-Rand Group, Inc.*	1,083,084

	INDUSTRIAL – 20.2%
18,100	Clean Harbors, Inc.*	955,137
5,000	Energizer Holdings, Inc.	551,750
36,800	Gentex Corp.	1,097,008
36,125	Hillenbrand, Inc.	1,015,113
10,065	Landstar System, Inc.	564,948
48,600	Mistras Group, Inc.*	974,430
		5,158,386

	TECHNOLOGY – 11.2%
32,105	Broadridge Financial Solutions, Inc.	1,224,806
11,800	MICROS Systems, Inc.*	633,896

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
27,345	Synopsys, Inc.*	$1,001,647
		2,860,349

	TOTAL COMMON STOCKS (Cost $19,768,078)	22,958,929

	EXCHANGE-TRADED FUNDS – 3.0%
7,700	iShares Russell 2000 Value Index Fund	755,755

	TOTAL EXCHANGE-TRADED FUNDS (Cost $660,380)	755,755

Principal Amount

	SHORT-TERM INVESTMENTS – 7.1%
$1,822,841	UMB Money Market Fiduciary, 0.01%1	1,822,841

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,822,841)	1,822,841

	TOTAL INVESTMENTS – 100.0% (Cost $22,251,299)	25,537,525
	Other Assets in Excess of Liabilities – 0.0%	9,625

	TOTAL NET ASSETS – 100.0%	$25,547,150

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	29.1%
Industrial	20.2%
Consumer, Cyclical	19.6%
Technology	11.2%
Basic Materials	5.6%
Energy	4.2%
Total Common Stocks	89.9%
Exchange-Traded Funds	3.0%
Short-Term Investments	7.1%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $25,251,299)	$25,537,525
Receivables:
Dividends and interest	22,449
Prepaid expenses	15,510
Total assets	25,575,484

Liabilities:
Payables:
Advisory fees	3,062
Auditing fees	8,204
Fund administration fees	4,328
Transfer agent fees and expenses	4,116
Fund accounting fees	3,084
Custody fees	1,644
Chief Compliance Officer fees	1,425
Trustees' fees and expenses	213
Accrued other expenses	2,258
Total liabilities	28,334

Net Assets	$25,547,150

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,640,803
Accumulated net investment income	13,798
Accumulated net realized gain on investments	606,323
Net unrealized appreciation on investments	3,286,226
Net Assets	$25,547,150

Shares of beneficial interest issued and outstanding	1,922,185
Offering and redemption price per share	$13.29

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2013 (Unaudited)

Investment Income:
Dividends	$129,581
Interest	77
Total investment income	129,658

Expenses:
Advisory fees	91,129
Fund administration fees	18,928
Transfer agent fees and expenses	16,905
Fund accounting fees	16,154
Registration fees	12,214
Legal fees	9,910
Offering costs	8,852
Auditing fees	8,172
Custody fees	5,736
Chief Compliance Officer fees	4,715
Shareholder reporting fees	4,580
Trustees' fees and expenses	2,866
Miscellaneous	2,478
Insurance fees	586

Total expenses	203,225
Advisory fees waived	(91,129)
Other expenses absorbed	(3,910)
Net expenses	108,186
Net investment income	21,472

Realized and Unrealized Gain on Investments:
Net realized gain on investments	590,305
Net change in unrealized appreciation/depreciation on investments	1,911,388
Net realized and unrealized gain on investments	2,501,693

Net Increase in Net Assets from Operations	$2,523,165

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Period September 11, 2012* through May 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$21,472	$(11,885)
Net realized gain on investments	590,305	16,018
Net change in unrealized appreciation/depreciation on investments	1,911,388	1,374,838
Net increase in net assets resulting from operations	2,523,165	1,378,971

Capital Transactions:
Proceeds from shares sold	3,822,130	18,573,201
Cost of shares redeemed1	(386,728)	(363,589)
Net increase in net assets from capital transacations	3,435,402	18,209,612

Total increase in net assets	5,958,567	19,588,583

Net Assets:
Beginning of period	19,588,583	-
End of period	$25,547,150	$19,588,583

Accumulated net investment income (loss)	$13,798	$(7,674)

Capital Share Transactions:
Shares sold	314,299	1,670,138
Shares redeemed	(30,809)	(31,443)
Net increase in capital share transactions	283,490	1,638,695

*	Commencement of operations
1	Net of redemption fee proceeds of $207 and $383, respectively.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Period September 11, 2012* through May 31, 2013
Net asset value, beginning of period	$11.95		$10.00
Income from Investment Operations:
Net investment income (loss)1	0.01		(0.01)
Net realized and unrealized gain on investments	1.33		1.96
Total from investment operations	1.34		1.95

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$13.29		$11.95

Total return3	11.21%	4	19.50%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,547		$19,589

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78%	5	3.27%	5
After fees waived and expenses absorbed	0.95%	5	0.95%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.64%)	5	(2.49%)	5
After fees waived and expenses absorbed	0.19%	5	(0.17%)	5
Portfolio turnover rate	19%	4	8%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on September 11, 2012.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Bernzott U.S. Small Cap Value Fund incurred offering costs of approximately $32,287, which were amortized over a one-year period from September 11, 2012 (commencement of operations).

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bernzott Capital Advisors (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.95% through September 30, 2014.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

For the six months ended November 30, 2013, the Advisor waived all of its advisory fees and absorbed other expenses totaling $95,039.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2013, the amount of these potentially recoverable expenses was $253,964. The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below:

2016	$158,925
2017	95,039

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2013, the Fund’s allocated fees accrued for non-interested Trustees are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees accrued for CCO services for the six months ended November 30, 2013 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$22,251,299

Gross unrealized appreciation	$3,767,139
Gross unrealized depreciation	(480,913)

Net unrealized appreciation on investments	$3,286,226

As of May 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$16,021
Undistributed long-term capital gains	―
Accumulated earnings	16,021

Accumulated capital and other losses	(7,677)
Unrealized appreciation (depreciation) on investments	1,374,838
Total accumulated earnings (deficit)	$1,383,182

As of May 31, 2013, the Fund had $7,677 of qualified late-year ordinary losses, which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2013, the Fund received $207 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2013, purchases and sales of investments, excluding short-term investments, were $6,125,958 and $4,103,966, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$22,958,929	$-	$-	$22,958,929
Exchange-Traded Funds	755,755	-	-	755,755
Short-Term Investments	1,822,841	-	-	1,822,841
Total Investments	$25,537,525	$-	$-	$25,537,525

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Bernzott U.S. Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and  Bernzott Capital Advisors (the “Investment Advisor”) with respect to the Bernzott U.S. Small Cap Value Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Russell 2000 Value Index and funds in Morningstar, Inc.’s Small Core Value fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Small Blend fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the returns for the Fund for the fourth quarter of 2012 were above the average returns of funds in the Small Core Value Performance Universe, but for the six-month period ended June 30, 2013, were lower than the returns of the Russell 2000 Value Index by 651 basis points and in the fourth quartile of funds in the Performance Universe.  The Board noted, however, that performance results for the Fund were reported for a short period and that performance over a longer term would be more meaningful.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Bernzott U.S. Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees and expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and total expenses (net of fee waivers by the Investment Advisor) paid by the Fund were below the Expense Peer Group and Expense Universe medians.  The Board also noted that at the Fund’s current asset level, the fee rate charged by the Investment Advisor to the Fund was lower than the fees charged by the Investment Advisor to its separate account clients.  The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the period from the Fund’s inception in September 2012 through June 30, 2013, noting that the Investment Advisor had waived its entire advisory fee and subsidized a portion of the Fund’s operating expenses, and therefore had realized no profits with respect to the Fund. The Board also considered the potential benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was relatively small and was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Bernzott U.S. Small Cap Value Fund
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expense Paid During Period 6/1/13 – 11/30/13*
Actual Performance	$1,000.00	$1,112.10	$5.03
Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

*
Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Bernzott U.S. Small Cap Value Fund
A series of the Investment Managers Series Trust

Investment Advisor
Bernzott Capital Advisors
888 West Ventura Blvd., Suite B
Camarillo, CA  93010

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bernzott U.S. Small Cap Value Fund	BSCVX	461418 220

Privacy Principles of the Bernzott U.S. Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bernzott U.S. Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (877) 998-9880, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (877) 998-9880, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at (877) 998-9880.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernzott  U.S. Small Cap Value Fund
P.O. Box 2175
Milwaukee, WI 53201
(877) 998-9880

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/7/14